Commitments and Contingencies (Details Narrative) - CNY (¥) ¥ in Millions	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease	¥ 0.7	¥ 1.0
Operating lease agreements due	1 year